BUSINESS COMBINATIONS - Schedule of preliminary allocation prepared by Company and resulting goodwill (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Jan. 03, 2020
Fair value of liabilities assumed:
Financial effects of the allocation of the fair values of contingent liabilities assumed and recognized		R$ 597,585	R$ 797,693
Avon Products, Inc
Schedule of fair values of the identifiable assets and liabilities acquired as at the date of acquisition
Purchase consideration transferred	[1]			R$ 13,366,114
Fair value of acquired assets:
Cash and cash equivalent				2,636,108
Trade receivables	[2]			1,135,269
Inventories				1,919,683
Other current assets				1,031,136
Assets held for sale				199,050
Property, plant and equipment				2,912,482
Deferred income tax and social contribution				667,034
Right of use	[3]			564,669
Other non-current assets				475,096
Judicial deposits				283,885
Recoverable taxes				531,930
Surplus pension plan (other assets)				553,297
Intangible assets	[4]			5,846,812
Fair value of liabilities assumed:
Borrowings, financing and debentures				7,256,583
Trade accounts payables				2,915,418
Payroll, profit sharing and social contributions				621,203
Dividends and interest on net equity payable				405,916
Derivative financial instruments				15,518
Other operating expenses				999,653
Provision for restructuring (other liabilities)				152,896
Lease liabilities				777,200
Tax liabilities				341,258
Income tax and social contribution				30,068
Provision for tax, civil and labor risks	[5]			1,757,940
Deferred income tax and social contribution (6)	[6]			592,534
Other liabilities				1,007,623
Total identifiable net assets at fair value				1,882,641
Non-controlling interest				27,555
Goodwill arising on acquisition	[7]			11,511,028
Trade receivables	[2]			1,135,269
Intangible assets acquired and recognized before the allocation of the fair value				291,235
Contingent liabilities assumed and recognized before the allocation of the fair value				872,993
Financial effects of the allocation of the fair values of contingent liabilities assumed and recognized				R$ 820,103

[1]	Refers to the fair value of the acquired shares, which is the amount disbursed on the shares exchange.
[2]	The fair value of the trade accounts receivable amounts to R$ 1,135,269 and is equivalent to it carrying amount and, it is expected that the carrying amount can be collected.
[3]	The Company measured the lease liabilities acquired using the current value of the remaining lease payments on the date of acquisition. The right-of-use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favorable terms of the lease relative to market terms.
[4]	The fair value of intangibles includes the intangible assets acquired and recognized by Avon before the allocation of the fair value, in the amount of R$ 291,235, plus the effects of the allocation of the fair values described below.
[5]	Contingent liabilities assumed in the acquisition that are considered current obligations arising from past events and that can be measured reliably were recognized and are initially measured at fair value on the acquisition date and subsequently measured in accordance with the requirements of CPC 15 (R1) (IFRS 3), to a higher amount that would be recognized in accordance with CPC 25 (IAS 37). The fair value of the contingent liabilities includes the liabilities assumed and recognized by Avon before the allocation of the fair value, in the amount of R$ 872,993, plus the effects of the allocation of the fair values, which totaled R$ 820,103. The table below shows the total amount of contingent liabilities assumed on the date of the transaction, including the attributed fair value:
[6]	Consists of deferred tax liabilities of approximately R$ 81,423 related to Avon opening balance and net position of deferred tax asset and liabilities related to purchasing price allocation of tax liabilities of R$ 511,111.
[7]	Goodwill is attributable to strong market position and geographic regions and will result in a more diversified and balanced global portfolio, as well as expected future profitability and operational synergies, such as supply, manufacturing, distribution and efficiency of the administrative structure and revenue growth. This goodwill arising from the transaction is not expected to result in a tax benefit, that is, deductible for tax purposes.